Interest in joint ventures (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of interests in joint ventures

Percentage interest held in capital stock and votes		Corporate purpose	Legal address	Equity attributable to the owners		(Loss) Income from interest in joint ventures
				12.31.23	12.31.22	12.31.23	12.31.22	12.31.21

SACME	50.00%	Control of the operation of both the electric power generation and transmission in the GBA	Av. España 3251, CABA	57	66	(10)	(17)	12